Schedule of Investments(a)
March 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.96%
Aerospace & Defense–6.44%
ATI, Inc.(b)	259,033	$37,678,940
Curtiss-Wright Corp.	54,656	37,227,295
Howmet Aerospace, Inc.	211,137	48,658,633
Kratos Defense & Security Solutions, Inc.(b)(c)	145,698	10,273,166
StandardAero, Inc.(b)(c)	697,335	18,012,163
		151,850,197
Agricultural & Farm Machinery–0.99%
AGCO Corp.	200,875	23,275,386
Apparel Retail–1.55%
Ross Stores, Inc.	168,322	36,463,595
Application Software–2.44%
Datadog, Inc., Class A(b)	150,844	17,807,134
HubSpot, Inc.(b)	55,351	13,511,179
Manhattan Associates, Inc.(b)(c)	102,947	13,704,305
Samsara, Inc., Class A(b)(c)	393,957	12,484,497
		57,507,115
Automotive Parts & Equipment–0.61%
Visteon Corp.	157,332	14,334,519
Automotive Retail–0.83%
AutoNation, Inc.(b)	100,473	19,618,358
Biotechnology–3.76%
Abivax S.A., ADR (France)(b)(c)	113,349	12,621,411
argenx SE, ADR (Netherlands)(b)	25,698	18,765,965
BridgeBio Pharma, Inc.(b)(c)	249,297	18,512,795
Ionis Pharmaceuticals, Inc.(b)	209,750	15,750,128
Natera, Inc.(b)	115,061	23,011,049
		88,661,348
Building Products–2.00%
A.O. Smith Corp.(c)	329,578	21,732,373
Johnson Controls International PLC	194,493	25,468,859
		47,201,232
Communications Equipment–1.40%
Lumentum Holdings, Inc.(b)(c)	21,327	14,987,762
Motorola Solutions, Inc.	41,410	17,970,698
		32,958,460
Construction Machinery & Heavy Transportation Equipment– 1.32%
Allison Transmission Holdings, Inc.	265,127	31,035,767
Construction Materials–1.08%
Vulcan Materials Co.	93,746	25,527,036
Consumer Staples Merchandise Retail–1.14%
BJ’s Wholesale Club Holdings, Inc.(b)	272,211	26,791,007
Data Center REITs–1.41%
Digital Realty Trust, Inc.	185,276	33,388,588
Shares		Value
Diversified Banks–1.10%
Fifth Third Bancorp	557,364	$25,895,131
Diversified Financial Services–0.87%
Equitable Holdings, Inc.(c)	556,175	20,639,654
Electric Utilities–1.74%
PPL Corp.	1,077,411	41,157,100
Electrical Components & Equipment–4.43%
Hubbell, Inc.(c)	69,289	34,002,883
Rockwell Automation, Inc.	87,819	31,516,483
Vertiv Holdings Co., Class A	155,718	39,019,816
		104,539,182
Electronic Components–0.55%
Coherent Corp.(b)	54,143	12,897,404
Electronic Equipment & Instruments–1.44%
Keysight Technologies, Inc.(b)	119,983	33,879,600
Environmental & Facilities Services–0.91%
Casella Waste Systems, Inc., Class A(b)	269,737	21,400,934
Fertilizers & Agricultural Chemicals–1.34%
Corteva, Inc.	378,989	31,725,169
Financial Exchanges & Data–1.35%
Cboe Global Markets, Inc.	113,170	31,808,692
Food Distributors–0.84%
Sysco Corp.	278,400	19,858,272
Health Care Distributors–1.27%
Cencora, Inc.	95,712	30,066,968
Health Care Facilities–1.86%
Encompass Health Corp.	238,168	23,037,991
Tenet Healthcare Corp.(b)	110,141	20,784,708
		43,822,699
Health Care REITs–1.30%
American Healthcare REIT, Inc.	649,614	30,635,796
Health Care Services–0.99%
Guardant Health, Inc.(b)	254,106	23,471,771
Homebuilding–2.10%
D.R. Horton, Inc.	214,092	29,377,704
TopBuild Corp.(b)(c)	57,743	20,285,116
		49,662,820
Hotels, Resorts & Cruise Lines–2.79%
Hyatt Hotels Corp., Class A(c)	158,153	22,740,820
Royal Caribbean Cruises Ltd.	156,603	43,094,013
		65,834,833
Human Resource & Employment Services–0.84%
Korn Ferry	313,579	19,739,798
Independent Power Producers & Energy Traders–1.05%
Vistra Corp.	165,297	24,849,098
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Mid Cap Fund®

Shares		Value
Industrial Machinery & Supplies & Components–3.43%
ITT, Inc.	125,038	$23,823,490
Lincoln Electric Holdings, Inc.	120,906	30,115,266
Xylem, Inc.	225,977	27,004,252
		80,943,008
Industrial REITs–1.23%
First Industrial Realty Trust, Inc.	501,275	28,998,759
Insurance Brokers–1.01%
Arthur J. Gallagher & Co.(c)	110,078	23,840,693
Interactive Home Entertainment–1.38%
Roblox Corp., Class A(b)	218,767	12,373,462
Take-Two Interactive Software, Inc.(b)	102,505	20,244,737
		32,618,199
Internet Services & Infrastructure–1.51%
MongoDB, Inc.(b)	81,745	20,008,724
Snowflake, Inc., Class A(b)	103,521	15,613,037
		35,621,761
Investment Banking & Brokerage–2.53%
Evercore, Inc., Class A	66,180	19,755,392
Raymond James Financial, Inc.	275,756	39,926,711
		59,682,103
Life Sciences Tools & Services–2.24%
Lonza Group AG (Switzerland)	28,833	18,496,899
Repligen Corp.(b)(c)	142,081	16,739,983
Waters Corp.(b)	58,904	17,541,611
		52,778,493
Metal, Glass & Plastic Containers–0.53%
Silgan Holdings, Inc.	322,049	12,495,501
Multi-Utilities–3.02%
Ameren Corp.	340,736	37,453,701
CMS Energy Corp.	435,178	33,761,109
		71,214,810
Oil & Gas Equipment & Services–0.87%
SLB Ltd.	401,627	20,639,612
Oil & Gas Exploration & Production–2.76%
Devon Energy Corp.	495,377	24,927,371
Permian Resources Corp.	1,887,730	40,246,403
		65,173,774
Oil & Gas Refining & Marketing–1.09%
Valero Energy Corp.(c)	103,965	25,687,672
Oil & Gas Storage & Transportation–3.35%
Cheniere Energy, Inc.	148,750	42,209,300
Williams Cos., Inc. (The)	504,644	36,727,990
		78,937,290
Other Specialized REITs–0.74%
Lamar Advertising Co., Class A	138,115	17,493,646
Other Specialty Retail–0.91%
Tractor Supply Co.	474,597	21,499,244
Packaged Foods & Meats–1.04%
Hershey Co. (The)	118,510	24,637,044
Shares		Value
Property & Casualty Insurance–1.44%
Hartford Insurance Group, Inc. (The)	251,886	$34,062,544
Regional Banks–4.02%
Citizens Financial Group, Inc.	430,310	25,805,691
M&T Bank Corp.	155,422	32,128,836
Wintrust Financial Corp.	265,912	36,945,813
		94,880,340
Reinsurance–0.99%
Reinsurance Group of America, Inc.	114,793	23,436,139
Research & Consulting Services–0.89%
TransUnion(c)	302,210	20,909,910
Restaurants–2.94%
Darden Restaurants, Inc.	89,800	17,604,392
Domino’s Pizza, Inc.	51,048	18,315,512
Yum! Brands, Inc.	214,709	33,382,955
		69,302,859
Retail REITs–1.15%
Brixmor Property Group, Inc.	938,541	27,029,981
Semiconductors–3.09%
Credo Technology Group Holding Ltd.(b)	113,580	10,661,755
Marvell Technology, Inc.	222,354	22,024,164
Microchip Technology, Inc.	372,067	24,039,249
Monolithic Power Systems, Inc.	14,696	16,067,871
		72,793,039
Single-Family Residential REITs–1.15%
American Homes 4 Rent, Class A	970,663	27,100,911
Specialty Chemicals–2.30%
DuPont de Nemours, Inc.	462,149	21,166,424
International Flavors & Fragrances, Inc.	456,687	33,132,642
		54,299,066
Technology Hardware, Storage & Peripherals–0.91%
Sandisk Corp.(b)	33,797	21,472,586
Trading Companies & Distributors–0.70%
Sunbelt Rentals Holdings, Inc.(c)	255,567	16,634,856
Total Common Stocks & Other Equity Interests (Cost $1,741,240,266)		2,334,681,369
Money Market Funds–0.82%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e)	6,798,345	6,798,345
Invesco Treasury Portfolio, Institutional Class, 3.56%(d)(e)	12,625,499	12,625,499
Total Money Market Funds (Cost $19,423,844)		19,423,844
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.78% (Cost $1,760,664,110)		2,354,105,213
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.64%
Invesco Private Government Fund, 3.63%(d)(e)(f)	30,417,209	30,417,209
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Mid Cap Fund®

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 3.80%(d)(e)(f)	79,021,571	$79,029,473
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $109,449,561)		109,446,682
TOTAL INVESTMENTS IN SECURITIES–104.42% (Cost $1,870,113,671)		2,463,551,895
OTHER ASSETS LESS LIABILITIES—(4.42)%		(104,197,309)
NET ASSETS–100.00%		$2,359,354,586
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,324,575	$55,771,947	$(53,298,177)	$-	$-	$6,798,345	$52,690
Invesco Treasury Portfolio, Institutional Class	8,031,354	103,576,473	(98,982,328)	-	-	12,625,499	97,050
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	26,079,688	149,442,934	(145,105,413)	-	-	30,417,209	298,776*
Invesco Private Prime Fund	67,760,513	337,245,622	(325,960,531)	(2,879)	(13,252)	79,029,473	805,654*
Total	$106,196,130	$646,036,976	$(623,346,449)	$(2,879)	$(13,252)	$128,870,526	$1,254,170

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Mid Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,316,184,470	$18,496,899	$—	$2,334,681,369
Money Market Funds	19,423,844	109,446,682	—	128,870,526
Total Investments	$2,335,608,314	$127,943,581	$—	$2,463,551,895
Invesco Main Street Mid Cap Fund®